Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Common stocks: 99.42%
Communication services: 13.98%
Entertainment: 1.29%
Roku Incorporated †	227,700	$ 78,094,269
Interactive media & services: 12.04%
Alphabet Incorporated Class A †	145,655	342,799,043
Alphabet Incorporated Class C †	13,090	31,548,471
Bumble Incorporated Class A †	178,826	10,772,478
Facebook Incorporated Class A †	556,400	180,874,512
Pinterest Incorporated Class A †	1,859,776	123,433,333
ZoomInfo Technologies Incorporated †	720,032	37,340,860
		726,768,697
Media: 0.65%
Cardlytics Incorporated †	285,570	39,274,442
Consumer discretionary: 14.06%
Diversified consumer services: 1.59%
Bright Horizons Family Solutions Incorporated †	94,280	13,654,572
Chegg Incorporated †	909,972	82,197,771
		95,852,343
Hotels, restaurants & leisure: 0.50%
Chipotle Mexican Grill Incorporated †	20,250	30,213,608
Internet & direct marketing retail: 10.46%
Amazon.com Incorporated †	156,450	542,477,859
CarParts.com Incorporated †	669,300	11,565,504
Coupang Incorporated †«	203,896	8,543,242
Etsy Incorporated †	180,100	35,802,079
Fiverr International Limited †	156,900	32,646,183
		631,034,867
Specialty retail: 1.51%
Five Below Incorporated †	275,859	55,522,141
Lithia Motors Incorporated Class A	31,800	12,223,284
Petco Health And Wellness Company †«	996,403	23,535,039
		91,280,464
Consumer staples: 0.47%
Personal products: 0.47%
The Estee Lauder Companies Incorporated Class A	90,740	28,474,212
Financials: 4.51%
Capital markets: 4.51%
Assetmark Financial Holdings †	643,934	14,501,394
MarketAxess Holdings Incorporated	333,721	163,009,360
Tradeweb Markets Incorporated Class A	1,162,911	94,521,406
		272,032,160
See accompanying notes to portfolio of investments

Wells Fargo Growth Fund  |  1

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Health care: 13.76%
Biotechnology: 3.74%
Acceleron Pharma Incorporated †	61,800	$ 7,723,146
Biohaven Pharmaceutical Holding Company †	750,640	56,373,064
Natera Incorporated †	1,386,785	152,574,086
Seagen Incorporated †	62,600	8,999,376
		225,669,672
Health care equipment & supplies: 5.13%
Boston Scientific Corporation †	1,123,736	48,994,890
DexCom Incorporated †	31,470	12,150,567
Edwards Lifesciences Corporation †	810,490	77,418,005
Insulet Corporation †	196,900	58,128,818
iRhythm Technologies Incorporated †	37,955	2,955,176
Novocure Limited †	459,020	93,685,982
Outset Medical Incorporated †	270,300	16,196,376
		309,529,814
Health care technology: 1.19%
Veeva Systems Incorporated Class A †	253,750	71,671,688
Life sciences tools & services: 2.25%
Bio-Techne Corporation	52,890	22,609,946
Repligen Corporation †	398,820	84,434,182
Sotera Health Company †	1,113,409	28,681,416
		135,725,544
Pharmaceuticals: 1.45%
Horizon Therapeutics plc †	202,000	19,113,240
Pacira Pharmaceuticals Incorporated †	476,580	30,110,324
Zoetis Incorporated	222,210	38,448,996
		87,672,560
Industrials: 8.42%
Building products: 0.55%
The AZEK Company Incorporated †	690,729	33,348,396
Commercial services & supplies: 2.11%
Casella Waste Systems Incorporated Class A †	481,014	32,280,850
Copart Incorporated †	764,750	95,219,023
		127,499,873
Electrical equipment: 2.29%
Bloom Energy Corporation Class A †	968,200	25,144,154
Generac Holdings Incorporated †	238,768	77,348,894
Plug Power Incorporated †	533,200	15,201,532
Shoals Technologies Group Class A †	629,930	20,201,855
		137,896,435
Professional services: 1.02%
CoStar Group Incorporated †	72,310	61,783,833
Road & rail: 2.45%
CSX Corporation	425,556	42,874,767
Norfolk Southern Corporation	297,660	83,118,578
See accompanying notes to portfolio of investments

2  |  Wells Fargo Growth Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Road & rail (continued)
Uber Technologies Incorporated †	132,200	$ 7,240,594
Union Pacific Corporation	65,800	14,613,522
		147,847,461
Information technology: 43.01%
IT services: 13.63%
Global Payments Incorporated	501,940	107,731,382
MasterCard Incorporated Class A	480,580	183,610,395
MongoDB Incorporated †	300,520	89,392,679
PayPal Holdings Incorporated †	601,990	157,895,957
Shopify Incorporated Class A †	2,300	2,719,773
Snowflake Incorporated Class A †	111,585	25,841,970
Switch Incorporated Class A	477,225	8,862,068
Twilio Incorporated Class A †	366,509	134,802,010
Visa Incorporated Class A	477,750	111,583,290
		822,439,524
Semiconductors & semiconductor equipment: 5.23%
Allegro MicroSystems Incorporated †	1,152,552	28,444,983
Microchip Technology Incorporated	841,830	126,518,631
Monolithic Power Systems Incorporated	313,270	113,209,513
NVIDIA Corporation	24,900	14,949,462
Texas Instruments Incorporated	180,780	32,632,598
		315,755,187
Software: 20.81%
ACV Auctions Incorporated Class A †«	150,446	5,113,658
Alkami Technology Incorporated †	119,637	5,705,489
Cloudflare Incorporated Class A †	440,592	37,335,766
Dynatrace Incorporated †	2,406,582	125,238,527
Envestnet Incorporated †	455,370	33,619,967
Everbridge Incorporated †	612,040	81,223,828
HubSpot Incorporated †	136,840	72,039,418
Jamf Holding Corporation †	1,079,209	39,412,713
Microsoft Corporation	1,532,830	386,549,069
Olo Incorporated Class A †	233,980	6,752,663
ON24 Incorporated †	334,701	14,726,844
Q2 Holdings Incorporated †	830,500	86,388,610
Rapid7 Incorporated †	766,900	62,310,625
RingCentral Incorporated Class A †	354,400	113,035,880
ServiceNow Incorporated †	79,160	40,084,249
The Trade Desk Incorporated †	68,020	49,607,666
UiPath Incorporated Class A †«	60,985	4,390,920
Unity Software Incorporated †	320,094	32,515,149
Zendesk Incorporated †	411,600	60,155,340
		1,256,206,381
Technology hardware, storage & peripherals: 3.34%
Apple Incorporated	1,531,710	201,358,597
See accompanying notes to portfolio of investments

Wells Fargo Growth Fund  |  3

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Materials: 1.21%
Chemicals: 1.21%
Linde plc	255,680	$ 73,083,571
Total Common stocks (Cost $2,256,285,757)		6,000,513,598

		Yield
Short-term investments: 1.32%
Investment companies: 1.32%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	42,473,721	42,473,721
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	37,012,969	37,012,969
Total Short-term investments (Cost $79,486,690)				79,486,690
Total investments in securities (Cost $2,335,772,447)	100.74%			6,080,000,288
Other assets and liabilities, net	(0.74)			(44,504,007)
Total net assets	100.00%			$6,035,496,281

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$500	$562,635,719	$(520,162,498)	$0	$0	$42,473,721		42,473,721	$33,663#
Wells Fargo Government Money Market Fund Select Class	4,136,432	527,643,323	(494,766,786)	0	0	37,012,969		37,012,969	4,621
				$0	$0	$79,486,690	1.32%		$38,284

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo Growth Fund

Notes to portfolio of investments—April 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Wells Fargo Growth Fund  |  5

Notes to portfolio of investments—April 30, 2021 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$844,137,408	$0	$0	$844,137,408
Consumer discretionary	848,381,282	0	0	848,381,282
Consumer staples	28,474,212	0	0	28,474,212
Financials	272,032,160	0	0	272,032,160
Health care	830,269,278	0	0	830,269,278
Industrials	508,375,998	0	0	508,375,998
Information technology	2,595,759,689	0	0	2,595,759,689
Materials	73,083,571	0	0	73,083,571
Short-term investments
Investment companies	79,486,690	0	0	79,486,690
Total assets	$6,080,000,288	$0	$0	$6,080,000,288
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Growth Fund